Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) to our principal executive officers (“PEOs”) and our non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance of the Company. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at the Company. Accordingly, the table below includes the following “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K: Revenue. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay and the Compensation Committee did not consider the disclosure below in making its pay decisions for any of the years shown. For information on our executive compensation program and the Compensation Committee’s approach, refer to the above Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards at Fiscal Year-End table.
Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	CAP to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average CAP to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Net Income (Loss) (millions)(6) ($)
2025	1,437,169	(4,221,410)(7)	3,117,978	2,177,005(7)	81.69	$3.26
2024	7,509,027	12,875,782	594,250	629,840	136.63	$12.19
2023	1,162,045	1,153,035	1,593,985	1,186,043	71.29	$(15.73)

1.
The dollar amounts reported are total compensation reported for Mr. Francis (our Chairperson of the Board and Principal Executive Officer since November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

2.
The dollar amounts reported represent CAP to Mr. Francis as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Francis during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

3.
The dollar amounts reported represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Brian Camire, General Counsel, and Sarah Griffis, Chief Technology Officer, (ii) 2024, Brian Camire, General Counsel, Susan Echard, Chief Financial Officer and Duncan Grazier, Chief Technology Officer; and (ii) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer .

4.
The dollar amounts reported represent the average amount of CAP to Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Non-PEO NEOs during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

5.
The dollar amounts reported represent the cumulative Total Shareholder Return (“TSR”) on a fixed investment of $100 in the Company’s Class A Common Stock, including the cumulative amount of dividends, for the measurement period beginning on the last trading day of 2022 through the last trading day of the applicable fiscal year, assuming dividend reinvestment.

6.	The dollar amounts for Net Income (Loss) reported represent the amount reflected in the Company’s audited financial statements for the applicable year.
7.
For fiscal year 2025, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2025	Non-PEO NEOs (Average) 2025
Summary Compensation Table total	1,437,169	3,117,978
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	—	(2,493,000)
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	—	1,144,827
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	(5,362,863)	(45,466)
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	474,985
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	(295,716)	(22,319)
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	—
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	(4,221,410)	2,177,005

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Named Executive Officers, Footnote
1.
The dollar amounts reported are total compensation reported for Mr. Francis (our Chairperson of the Board and Principal Executive Officer since November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

3.
The dollar amounts reported represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Brian Camire, General Counsel, and Sarah Griffis, Chief Technology Officer, (ii) 2024, Brian Camire, General Counsel, Susan Echard, Chief Financial Officer and Duncan Grazier, Chief Technology Officer; and (ii) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer .

PEO Total Compensation Amount	$ 1,437,169	$ 7,509,027	$ 1,162,045
PEO Actually Paid Compensation Amount	$ (4,221,410)	12,875,782	1,153,035
Adjustment To PEO Compensation, Footnote
7.
For fiscal year 2025, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2025	Non-PEO NEOs (Average) 2025
Summary Compensation Table total	1,437,169	3,117,978
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	—	(2,493,000)
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	—	1,144,827
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	(5,362,863)	(45,466)
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	474,985
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	(295,716)	(22,319)
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	—
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	(4,221,410)	2,177,005

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,117,978	594,250	1,593,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,177,005	629,840	1,186,043
Adjustment to Non-PEO NEO Compensation Footnote
7.
For fiscal year 2025, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2025	Non-PEO NEOs (Average) 2025
Summary Compensation Table total	1,437,169	3,117,978
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	—	(2,493,000)
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	—	1,144,827
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	(5,362,863)	(45,466)
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	474,985
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	(295,716)	(22,319)
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	—
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	(4,221,410)	2,177,005

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	The graph below illustrates the relationship between CAP to our PEOs and CAP to our Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	The graph below illustrates the relationship between Net (loss) Income and PEO CAP and Average Non-PEO NEOs CAP.
Total Shareholder Return Amount	$ 81.69	$ 136.63	$ 71.29
PEO Name	Mr. Francis	Mr. Francis	Mr. Francis
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,260,000	$ 12,190,000	$ (15,730,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,362,863)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,716)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,493,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,144,827
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,466)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,985
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,319)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0